Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	May 31, 2019	Aug. 31, 2018
Current
Cash	$ 1,252	$ 3,017
Restricted Cash - Waterberg		126
Marketable Securities		7,084
Amounts receivable	435	863
Prepaid expenses	137	226
Total current assets	1,824	11,316
Performance bonds	71	70
Exploration and evaluation assets	35,904	29,406
Property, plant and equipment	522	1,057
Total assets	38,321	41,849
Current
Accounts payable and other liabilities	2,191	3,572
Loan payable	45,429
Total current liabilities	47,620	3,572
Loans payable	0	42,291
Convertible notes	16,110	14,853
Warrant derivative	1,229	663
Total liabilities	64,959	61,379
SHAREHOLDERS' EQUITY
Share capital	824,980	818,454
Contributed surplus	26,521	25,950
Accumulated other comprehensive loss	(157,381)	(159,742)
Deficit	(735,087)	(715,344)
Total shareholders' deficit attributable to shareholders of Platinum Group Metals Ltd.	(40,967)	(30,682)
Non-controlling interest	14,329	11,152
Total shareholders' deficit	(26,638)	(19,530)
Total liabilities and shareholders' deficit	$ 38,321	$ 41,849